Loans (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans 90 Or More Days Past Due		$ 0
Multifamily and Farmland
Loans 30-89 Days Past Due	$ 0	0
Nonaccrual	0	0
Total Past Due Loans	0	0
Total Current Loans	73,361	69,671
Total Loans	73,361	69,671
Loans 90 Or More Days Past Due	0	0
Construction and land development
Loans 30-89 Days Past Due	202	131
Nonaccrual	58	37
Total Past Due Loans	260	168
Total Current Loans	123,829	122,160
Total Loans	124,089	122,328
Loans 90 Or More Days Past Due	0	0
Single-Family Residential
Loans 30-89 Days Past Due	4,635	5,434
Nonaccrual	3,642	3,720
Total Past Due Loans	8,277	9,154
Total Current Loans	395,715	375,355
Total Loans	403,992	384,509
Loans 90 Or More Days Past Due	0	0
Commercial
Loans 30-89 Days Past Due	299	87
Nonaccrual	476	426
Total Past Due Loans	775	513
Total Current Loans	524,324	470,931
Total Loans	525,099	471,444
Loans 90 Or More Days Past Due	0	0
Commercial Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	360
Nonaccrual	0	248
Total Past Due Loans	0	608
Total Current Loans	63,035	63,229
Total Loans	63,035	63,837
Loans 90 Or More Days Past Due	0	0
Farm Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	0
Nonaccrual	0	0
Total Past Due Loans	0	0
Total Current Loans	318	401
Total Loans	318	401
Loans 90 Or More Days Past Due	0	0
Consumer Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	26	33
Nonaccrual	0	9
Total Past Due Loans	26	42
Total Current Loans	6,234	6,433
Total Loans	6,260	6,475
Loans 90 Or More Days Past Due	0	0
All Other Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	0
Nonaccrual	0	0
Total Past Due Loans	0	0
Total Current Loans	8,234	19,739
Total Loans	8,234	19,739
Loans 90 Or More Days Past Due	0	0
Total real estate [Member] | Loans (not secured by real estate)
Loans 30-89 Days Past Due	5,162	6,045
Nonaccrual	4,176	4,440
Total Past Due Loans	9,338	10,485
Total Current Loans	1,195,050	1,127,919
Total Loans	1,204,388	1,138,404
Loans 90 Or More Days Past Due	0	0
Total real estate [Member] | Total real estate loans
Loans 30-89 Days Past Due	5,136	5,652
Nonaccrual	4,176	4,183
Total Past Due Loans	9,312	9,835
Total Current Loans	1,117,229	1,038,117
Total Loans	1,126,541	1,047,952
Loans 90 Or More Days Past Due	$ 0	$ 0